Income Taxes - Summary of Reconciliation of Income Before the Provision of Income Taxes and Actual Provision for Income Taxes (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Income Taxes [Line Items]
Income before provision of income tax	¥ 12,308,294	$ 1,931,441	¥ 3,743,273,711	¥ 487,819,233
Income tax at statutory tax rate	3,077,074	482,860	935,818,428	121,954,808
Tax rate differential	5,070,813	795,721	(852,831,321)	(36,157,163)
Over-accrued EIT for previous years	0	0	0	(39,664,283)
Impact of tax rate change	0	0	(35,511,678)	36,367,754
Utilization of net operating loss carry-forward	0	0	0	(9,708,887)
Non-deductible expenses	19,443,641	3,051,132	19,219,052	22,277,780
Research and development super-deduction	(10,177,551)	(1,597,080)	(10,970,775)	(9,961,515)
Non-taxable income	0	0	(982,266)	(3,587,542)
Change in valuation allowance	9,894,006	1,552,585	(2,412,144)	1,439,541
Income tax expenses	20,852,646	3,272,235	369,853,650	82,960,493
China [Member]
Income Taxes [Line Items]
Income before provision of income tax	¥ 64,790,713	$ 10,167,077	¥ 448,162,790	¥ 474,699,082
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Withholding tax	¥ (6,455,337)		¥ 317,524,354	¥ 0	$ (1,012,983)